ACCRUALS AND OTHER PAYABLES (Tables)	12 Months Ended
Dec. 31, 2017
ACCRUALS AND OTHER PAYABLES [abstract]
Schedule of accruals and other payables
	As at 31 December 2016	As at 31 December 2017
	RMB’000	RMB’000

Due to third parties	1,188,416	1,017,309
Due to related parties	430,331	445,922
	1,618,747	1,463,231

Schedule of detailed information of accruals and other payables
	As at 31 December 2016	As at 31 December 2017
	RMB’000	RMB’000
Payables to GEDC assumed by business combination with Zengcheng Lihua	368,560	377,703
Advances received from customers	295,088	152,010
Other deposits received	242,104	226,453
Deposits received for construction projects	207,877	203,886
Salary and welfare payables	172,299	178,427
Amount received on behalf of Labour Union	68,914	73,463
Other taxes payable	59,357	70,173
Deposits received from ticketing agencies	36,018	34,298
Employee benefits obligations (Note 24)	34,043	30,745
Housing maintenance fund	15,692	15,740
Other payables	118,795	100,333
	1,618,747	1,463,231